Trade and other payables - The ageing of trade payables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	£ 357	£ 351
Less than one year
Trade and other payables
Trade payables	£ 357	£ 351